Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Taxes [Abstract]
Summary of difference between U.S. statutory federal tax rate and Company’s effective tax rate

	Nine Months Ended September 30,
	2012	2011
U.S. federal income tax rate	34%	34%
Foreign income not recognized in the U.S.	(34)%	(34)%
PRC enterprise income tax	25%	25%
Tax exemption	(25)%	(25)%
Total provision for income tax	-	-

	Years ended December 31,
	2011	2010
U.S. federal income tax rate	34%	34%
Foreign income not recognized in the U.S.	(34%)	(34%)
PRC Enterprise Income Tax	25%	25%
Tax exemption	(25%)	(25%)
Total provision for income tax	—	—

Effects of income tax expense exemptions and tax reductions

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Tax exemption effect	$255,902	$188,982	$909,548	$737,027
Basic net income per share effect	$(0.01)	$(0.00)	$(0.02)	$(0.02)
Diluted net income per share effect	$(0.01)	$(0.00)	$(0.02)	$(0.01)

	Years ended December 31,
	2011	2010
Tax exemption effect	$1,050,746	$711,593
Basic net income per share effect	$(0.03)	$(0.02)
Diluted net income per share effect	$(0.02)	$(0.01)